CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	¥ 72,033	¥ 78,897	¥ 70,418
Items that may not be reclassified subsequently to profit or loss
Equity investments at fair value through other comprehensive income	(31)	(53)	(57)
Total items that may not be reclassified subsequently to profit or loss	(31)	(53)
Items that may be reclassified subsequently to profit or loss
Share of other comprehensive income/(loss) of associates and joint ventures	(810)	(229)	1,053
Available-for-sale securities			(57)
Cash flow hedges	4,941	(9,741)	(1,580)
Foreign currency translation differences	1,480	3,399	(3,792)
Total items that may be reclassified subsequently to profit or loss	5,611	(6,571)	(4,376)
Total other comprehensive income	5,580	(6,624)	(4,376)
Total comprehensive income for the year	77,613	72,273	66,042
Attributable to:
Owners of the Company	62,880	54,000	47,763
Non-controlling interests	14,733	18,273	18,279
Total comprehensive income for the year	¥ 77,613	¥ 72,273	¥ 66,042